Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distillate U.S. Fundamental Stability & Value ETF | Distillate U.S. Fundamental Stability & Value ETF class
Prospectus [Line Items]
Annual Return [Percent]	8.62%	12.83%	22.67%	(10.58%)	28.91%	19.22%	34.91%
Distillate International Fundamental Stability & Value ETF | Distillate International Fundamental Stability & Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	41.53%	(0.25%)	20.10%	(18.68%)	1.67%
Distillate Small/Mid Cash Flow ETF | Distillate Small/Mid Cash Flow ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.63%	2.92%	29.46%